Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Note 10 – Subsequent Events

On October 25, 2019, the Company closed on a registered direct offering of 575,830 shares of its common stock at a price of $1.15 per share, for gross proceeds of approximately $660,000, prior to deducting commissions and expenses related to the transaction.  In a concurrent private placement, the Company agreed to issue to the investors in the registered direct offering unregistered warrants to purchase up to 575,830 shares of the Company’s common stock at an exercise price of $1.41 per share, which will be exercisable six months from the date of issuance, and will expire five years from the initial exercise date.

Additionally, the Company’s outstanding Series F preferred stock is subject to full-ratchet anti-dilution protection in the event the Company sells any common stock at a price lower than the then-conversion price of the Series F preferred stock. As a result of this offering, effective October 25, 2019, the conversion price of the Series F preferred stock was reduced from $5.25 to $1.15 per share, the per share price to the public in this transaction.

On November 6, 2019, the Company closed on a registered direct offering of 1,219,076 shares of its common stock, or common equivalents, at a price of $1.12 per share, for gross proceeds of approximately $1.36 million prior to deduction of commissions and offering expenses related to the transaction.  In a concurrent private placement, the Company agreed to issue to the investors in the registered direct offering unregistered warrants to purchase up to 1,219,076 shares of the Company’s common stock at an exercise price of $0.9942 per share, which will be exercisable upon the date of issuance, and will expire five years from the initial exercise date. Effective November 6, 2019, the conversion price of the Series F preferred stock was reduced from $1.15 to $0.9942, the exercise price of the warrants issued in connection with this financing.

Note 12 – Subsequent Event

The Company filed an S-1 on December 31, 2018, which was amended January 22, 2019, to raise additional capital. Changing circumstances may cause the Company to consume capital significantly faster than it currently anticipates and could adversely affect the Company’s ability to raise additional capital.  Additional financing may not be available when the Company needs it or may not be available on favorable terms.